Discontinued Operation (Details - Discontinued balance sheet items) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 0	$ 2,600	$ 0	$ 50,772
Cost of Revenue	0	29,079	0	195,114
Gross Loss	0	(26,479)	0	(144,342)
Operating Expenses:
General and administrative	0	1,648	0	136,985
Total Operating Expenses	0	1,648	0	136,985
Loss from Operations	0	(28,127)	0	(281,327)
Other Income (Expense):
Other income, net	0	1,343	0	3,504
Total other income, net	0	1,343	0	3,504
Net Loss	$ 0	$ (26,784)	$ 0	$ (277,823)